PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	December 31,
	2015	2014
Network equipment	$215,333	$194,441
Network equipment under capital lease	10,126	8,023
Furniture and equipment	18,957	19,811
Software	49,769	41,595
Leasehold improvements	378,747	380,376
Land	—	254
Building	—	696
Buildings under capital lease	63,117	64,323
Property and equipment, gross	736,049	709,519
Less: accumulated depreciation and amortization ($31,784 and $25,209 related to capital leases at December 31, 2015 and 2014, respectively)	(407,349)	(367,374)
	$328,700	$342,145

Schedule of summary of depreciation and amortization of property and equipment associated with direct costs

	Year ended December 31,
	2015	2014	2013
Direct costs of network, sales and services	$70,080	$70,579	$44,799
Other depreciation and amortization	19,125	4,672	3,382
Subtotal	89,205	75,251	48,181
Amortization of acquired and developed technologies	3,450	5,918	4,967
Total depreciation and amortization	$92,655	$81,169	$53,148